Significant Accounting Policies (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Significant Accounting Policies [Line Items]
Net gain (loss) recognized on equity securities	$ 0	$ (1,983)	$ 5,590
Impairment charges of long-lived assets and liabilities as held for sale	(4,244)
Related to patents costs	391	$ 536	$ 373
Liability of uncertain tax	$ 605
Share-Based Payment Arrangement [Member]
Significant Accounting Policies [Line Items]
Shares excluded from the calculations of diluted net loss per share (in Shares)	3,144,994	2,902,423	2,910,491